Investment and Return	12 Months Ended
Dec. 31, 2018
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Investment and Return

17. INVESTMENT AND RETURN

CASH AND CASH EQUIVALENTS

Cash and cash equivalents in the balance sheet include deposits, investments in money market funds and highly liquid investments. To be classified as cash and cash equivalents, an asset must:

•	be readily convertible into cash;

•	have an insignificant risk of changes in value; and

•	have a maturity period of three months or less at acquisition.

Cash and cash equivalents in the cash flow statement also include bank overdrafts and are recorded at amortised cost.

OTHER FINANCIAL ASSETS

The Group classifies its financial assets into the following measurement categories:

•	those to be measured subsequently at fair value (either through other comprehensive income, or through profit or loss), and

•	those to be measured at amortised cost.

This classification depends on our business model for managing the financial asset and the contractual terms of the cash flows.

At initial recognition, the Group measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at fair value through profit or loss are expensed in profit or loss.

All financial assets are either debt instruments or equity instruments. Debt instruments are those that provide the Group with a contractual right to receive cash or another asset. Equity instruments are those where the Group has no contractual right to receive cash or another asset.

Debt instruments

The subsequent measurement of debt instruments depends on the Groups business model for managing the asset and the cash flow characteristics of the asset. There are three measurement categories that debt instruments are classified as:

•	amortised cost;

•	financial assets at fair value through other comprehensive income; or

•	financial assets at fair value through profit or loss.

(I) Amortised cost

Assets measured at amortised cost are those which are held to collect cash flows on the repayment of principal or interest. A gain or loss on a debt investment recognised at amortised cost on de-recognition or impairment is recognised in profit or loss. Interest income is recognised within finance income using the effective interest rate method.

(II) Fair value through other comprehensive income

Assets that are held at fair value through other comprehensive income are those that are held to collect cash flows on the repayment of principal and interest or which are held to recognise a capital gain through the sale of the asset. Movements in the carrying amount are recognised in other comprehensive income except for the recognition of impairment, interest income and foreign exchange gains or losses which are recognised in profit or loss. On de-recognition, the cumulative gain or loss recognised in other comprehensive income is reclassified from equity to profit or loss. Interest income is included in finance income using the effective interest rate method.

(III) Fair value through profit or loss

Assets that do not meet the criteria for either amortised cost or fair value through other comprehensive income are measured as fair value through profit or loss. Related transaction costs are expensed as incurred. Unless they form part of a hedging relationship, these assets are held at fair value, with changes being recognised in the income statement. Interest income from these assets is included within finance income.

Equity instruments

The Group subsequently measures all equity instruments at fair value. Where the Group has elected to present fair value gains and losses on equity investments in other comprehensive income, there is no subsequent reclassification of fair value gains or losses to profit or loss. Dividends from these investments continue to be recognised in profit or loss.

IMPAIRMENT OF FINANCIAL ASSETS

Financial instruments classified as amortised cost and debt instruments classified as fair value through other comprehensive income are assessed for impairment. The Group assesses the probability of default of an asset at initial recognition and then whether there has been a significant increase in credit risk on an ongoing basis.

To assess whether there is a significant increase in credit risk the Group compares the risk of a default occurring on the asset as at the reporting date with the risk of default as at the date of initial recognition. It considers available reasonable and supportive forwarding-looking information. Macroeconomic information (such as market interest rates or growth rates) is also considered

Financial assets are written off when there is no reasonable expectation of recovery, such as a debtor failing to engage in a repayment plan with the company. Impairment losses on assets classified as amortised cost are recognised in profit or loss. When a later event causes the impairment losses to decrease, the reduction in impairment loss is also recognised in profit or loss. Permanent impairment losses on debt instruments classified as fair value through other comprehensive income are recognised in profit or loss.

17A. FINANCIAL ASSETS

The Group’s Treasury function aims to protect the Group’s financial investments, while maximising returns. The fair value of financial assets is the same as the carrying amount for 2018 and 2017. The Group’s cash resources and other financial assets are shown below.

	€ million	€ million	€ million	€ million	€ million	€ million
		Non-			Non-
	Current	current	Total	Current	current	Total
Financial assets(a)	2018	2018	2018	2017	2017	2017
Cash and cash equivalents
Cash at bank and in hand	2,174	—	2,174	1,904	—	1,904
Short-term deposits with maturity of less than three months	1,024	—	1,024	1,333	—	1,333
Other cash equivalents	32	—	32	80	—	80

	3,230	—	3,230	3,317	—	3,317

Other financial assets
Amortised cost(b)	382	247	629	—	—	—
Financial assets at fair value through other comprehensive income(c)	154	175	329	—	—	—
Financial assets at fair value through profit or loss:
Derivatives	194	—	194	116	—	116
Other(d)	144	220	364	137	2	139
Held-to-maturity investments	—	—	—	38	125	163
Loans and receivables	—	—	—	277	186	463
Available-for-sale financial assets	—	—	—	202	362	564

	874	642	1,516	770	675	1,445

Total	4,104	642	4,746	4,087	675	4,762

(a)

For the purposes of this note and note 15C, financial assets and liabilities exclude trade and other current receivables and trade payables and other liabilities which are covered in notes 13 and 14 respectively.

(b)	Current amortised cost assets include short-term deposits with banks with maturities of longer than three months. These are reclassified from loans and receivables under IAS 39, on adoption of IFRS9.
(c)

Current financial assets at fair value through other comprehensive income include Indian government securities. Included within non-current financial assets at fair value through other comprehensive income are equity investments of €148 million. These investments are not held by Unilever for trading purposes and hence the Group has opted to recognise fair value movements through other comprehensive income. These assets are reclassified from available-for-sale financial assets on adoption of IFRS 9. The fair value movement in 2018 of these equity investments was €(9) million.

(d)

Current other financial assets at fair value through profit or loss include A- or higher rated money and capital market instruments. Included within non-current financial assets at fair value through profit or loss are assets in a trust to fund benefit obligations in the US (see also note 4B) of €59 million (2017: €63 million) and investments in a number of companies and financial institutions in Europe, Australia, India and the US.

Other than changes arising on adoption of IFRS 9, there were no significant changes on account of change in business model in classification of financial assets since 31 December 2017.

ADOPTION OF IFRS 9 – IMPACT ON MEASUREMENT OF OTHER FINANCIAL ASSETS

On the date of initial application of IFRS 9, 1 January 2018, financial assets of €207 million previously measured at fair value through equity were reclassified as fair value through profit or loss. Fair value gains or losses on these financial assets were immaterial in 2017 and 2018. Financial assets of €6 million previously measured at fair value through profit or loss were reclassified to amortised cost under IFRS 9.

Cash and cash equivalents and trade receivables, which were classified as loans and other receivables under IAS 39, are classified as amortised cost under IFRS 9.

	€ million	€ million
Cash and cash equivalents reconciliation to the cash flow statement	2018	2017
Cash and cash equivalents per balance sheet	3,230	3,317
Less: bank overdrafts	(140)	(167)
Add: cash and cash equivalents included in assets held for sale	—	19

Cash and cash equivalents per cash flow statement	3,090	3,169

Approximately €0.8 billion (or 26%) of the Group’s cash and cash equivalents are held in the parent and central finance companies, for maximum flexibility. These companies provide loans to our subsidiaries that are also funded through retained earnings and third party borrowings. We maintain access to global debt markets through an infrastructure of short and long-term debt programmes. We make use of plain vanilla derivatives, such as interest rate swaps and foreign exchange contracts, to help mitigate risks. More detail is provided in notes 16, 16A, 16B and 16C on pages 110 to 115.

The remaining €2.4 billion (74%) of the Group’s cash and cash equivalents are held in foreign subsidiaries which repatriate distributable reserves on a regular basis. For most countries, this is done through dividends which are in some cases subject to withholding or distribution tax. This balance includes €154 million (2017: €206 million, 2016: €240 million) of cash that is held in a few countries where we face cross-border foreign exchange controls and/or other legal restrictions that inhibit our ability to make these balances available for general use by the wider business. The cash will generally be invested or held in the relevant country and, given the other capital resources available to the Group, does not significantly affect the ability of the Group to meet its cash obligations.

17B. CREDIT RISK

Credit risk is the risk of financial loss to the Group if a customer or counter-party fails to meet its contractual obligations. Additional information in relation to credit risk on trade receivables is given in note 13. These risks are generally managed by local controllers. Credit risk related to the use of treasury instruments, including those held at amortised cost and at fair value through other comprehensive income, is managed on a Group basis. This risk arises from transactions with financial institutions involving cash and cash equivalents, deposits and derivative financial instruments. The maximum exposure to credit risk at the reporting date is the carrying value of each class of financial assets. To reduce this risk, Unilever has concentrated its main activities with a limited number of counter-parties which have secure credit ratings. Individual risk limits are set for each counter-party based on financial position, credit rating and past experience. Credit limits and concentration of exposures are actively monitored by the Group’s treasury department. Netting agreements are also put in place with Unilever’s principal counter-parties. In the case of a default, these arrangements would allow Unilever to net assets and liabilities across transactions with that counter-party. To further reduce the Group’s credit exposures on derivative financial instruments, Unilever has collateral agreements with Unilever’s principal counter-parties in relation to derivative financial instruments. Under these arrangements, counter-parties are required to deposit securities and/or cash as a collateral for their obligations in respect of derivative financial instruments. At 31 December 2018 the collateral held by Unilever under such arrangements amounted to €10 million (2017: €6 million), of which €10 million (2017: €6 million] was in cash, and €Nil (2017: €Nil) was in the form of bond securities. The non-cash collateral has not been recognised as an asset in the Group’s balance sheet.

Further details in relation to the Group’s exposure to credit risk are shown in note 13 and note 16A.